Commitments and Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
2013	$ 1,905
2014	922
2015	327
Thereafter	2
Total	3,156
Aggregate office rent expenses	$ 979	$ 968	$ 1,043